Mortgage Servicing Rights - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Transfers And Servicing Of Financial Assets [Abstract]
Company serviced residential mortgage loan for others	$ 226,800,000,000	$ 215,600,000,000
Gain/Loss on the fair value of mortgage servicing rights and fair value changes of derivatives used to offset MSR	192,000,000	102,000,000	183,000,000
Loan servicing fees	$ 754,000,000	$ 720,000,000	$ 651,000,000